Share Capital - Summary of Details of Shares Issued (Details)	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2023 AmericanDepositaryShares	Dec. 31, 2022 AmericanDepositaryShares shares	Dec. 31, 2021 shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares in issue, beginning balance	107,808,472		89,784,720	83,306,259
Shares issued during the year	10,230,567		17,850,000	6,066,654
Options exercised	807,927	269,309	57,917	411,807
Number of shares in issue, ending balance	118,846,966		107,808,472	89,784,720
American Depositary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares in issue, beginning balance	35,936,157		29,928,240
Options exercised	269,309
Number of shares in issue, ending balance	39,615,655		35,936,157	29,928,240
Options Exercised at £0.05
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised				66,114
Options Exercised at £1.00
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised				25,000
Options Exercised at £0.85
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised				121,854
Options Exercised at £1.90
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised				198,119
Options Exercised at £1.28
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised				720
Options Exercised at $0.20/ADS or $0.07/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised	583,857		84,835
Options Exercised at $4.16/ADS or $1.39/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised			16,968
Options Exercised at $5.12/ADS or $1.72/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised			12,951
Options Exercised at $5.88/ADS or $1.96/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised			24,000
Options Exercised at $7.32/ADS or $2.44/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised			15,000
Options Exercised at $7.60/ADS or $2.53/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised	154,386		19,998
Options Exercised at $2.40/ADS or $0.80/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised	39,999
Options Exercised at $3.76/ADS or $1.25/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised	27,498
Options Exercised at $15.38/ADS or $5.13/Ordinary Share
Disclosure Of Classes Of Share Capital [Line Items]
Options exercised	2,187